Property, Plant and Equipment - Schedule of Changes in Capital Work-in-Progress (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Balance at the beginning	$ 35	$ 35	$ 55
Additions	273	213	332
Capitalised	(211)	(212)	(348)
Translation differences	(2)	(1)	(4)
Balance at the end	$ 95	$ 35	$ 35